UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    06/30/2008

Check here if Amendment [ ]; Amendment Number:_____
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        Lawson Kroeker Investment Management, Inc.
Address:     8805 Indian Hills Drive, Suite 250
             Omaha, NE  68114

Form 13F File Number: 028-05512

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Kenneth W. Kroeker
Title:  President
Phone:  (402) 392-2606

Signature, Place, and Date of Signing:

/s/ Kenneth W. Kroeker             Omaha, NE                       07/08/2008
----------------------             --------------------           ------------
[Signature]                        [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if all no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name
28-__________________               __________________________________
28-__________________               __________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   54

Form 13F Information Table Value Total:   $239,177


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F-file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NONE

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

                                                 Lawson Kroeker Investment Management, Inc.
                                                                   FORM 13F
                                                                June 30, 2008

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
LEVEL 3 COMMUNICATIONS INC CON CNV              52729NAG5     1343  1410000 PRN      SOLE                  1410000
LEVEL 3 COMMUNICATIONS INC CON CNV              52729NAS9     4236  4555000 PRN      SOLE                  2410000           2145000
ABBOTT LABS                    COM              002824100     1966    37118 SH       SOLE                    36968               150
ANADARKO PETROLEUM CORP        COM              032511107     1281    17119 SH       SOLE                    17119
AVERY DENNISON CORP            COM              053611109     4031    91757 SH       SOLE                    66132             25625
BERKSHIRE HATHAWAY INC         COM              084670108     3381       28 SH       SOLE                       16                12
BERKSHIRE HATHAWAY INC CL B    COM              084670207     4373     1090 SH       SOLE                     1090
BP PLC SPONS ADR               COM              055622104      542     7790 SH       SOLE                     7790
CATO CORP                      COM              149205106     3501   245823 SH       SOLE                   174686             71137
CEMEX S.A.B. de C.V.           COM              151290889     4483   181502 SH       SOLE                   131502             50000
CHEVRON CORP                   COM              166764100     8574    86493 SH       SOLE                    58168             28325
CHICAGO BRIDGE & IRON          COM              167250109    11172   280575 SH       SOLE                   217775             62800
COLGATE PALMOLIVE CO           COM              194162103      603     8725 SH       SOLE                     8350               375
CONAGRA FOODS INC              COM              205887102      327    16944 SH       SOLE                    16944
CONOCOPHILLIPS                 COM              20825c104     7732    81920 SH       SOLE                    70034             11886
CONSTELLATION ENERGY           COM              210371100      274     3340 SH       SOLE                     3340
CORNING INC                    COM              219350105     8159   353990 SH       SOLE                   271090             82900
DOMINION RESOURCES INC.        COM              25746U109     1878    39550 SH       SOLE                    39550
ENERPLUS RESOURCES FUND        COM              29274D604     1413    30550 SH       SOLE                    30550
EXXON MOBIL CORP               COM              30231G102      582     6603 SH       SOLE                     6603
FISERV INC                     COM              337738108      304     6690 SH       SOLE                     6690
FORDING CANADIAN COAL TRUST    COM              345425102    16570   173310 SH       SOLE                   133535             39775
FOREST OIL CO                  COM              346091705     9721   130482 SH       SOLE                    99282             31200
FREEPORT MCMORAN COPPER & GOLD COM              35671D857    11489    98035 SH       SOLE                    74560             23475
GENCORP INC                    COM              368682100     2670   372940 SH       SOLE                   270265            102675
GPE BRUX LAMBERT               COM              7097328       4373    36950 SH       SOLE                    36500               450
INVESTOR'S REAL ESTATE TRUST   COM              461730103     5977   626500 SH       SOLE                   451500            175000
JOHNSON & JOHNSON              COM              478160104      393     6110 SH       SOLE                     6110
KANSAS CITY SOUTHERN INDUSTRIE COM              485170302     8380   190495 SH       SOLE                   141570             48925
KAYDON CORP                    COM              486587108      296     5760 SH       SOLE                     5760
KIMBERLY CLARK CORP            COM              494368103      296     4955 SH       SOLE                     4955
L-3 COMMUNICATIONS HLDGS, INC  COM              502424104     1388    15270 SH       SOLE                    15270
LABORATORY CORP OF AMERICA     COM              50540R409     6341    91070 SH       SOLE                    65070             26000
LEUCADIA NATIONAL CORP         COM              527288104     6302   134250 SH       SOLE                   112300             21950
LINCOLN ELECTRIC HOLDINGS INC  COM              533900106    10055   127770 SH       SOLE                    97385             30385
NEWMONT MNG CORP               COM              651639106    10188   195315 SH       SOLE                   144015             51300
NEXEN INC                      COM              65334H102    10699   269160 SH       SOLE                   196810             72350
PATRIOT COAL CORP              COM              70336T104    13278    86622 SH       SOLE                    62797             23825
PEABODY ENERGY CORP            COM              704549104    14413   163687 SH       SOLE                   127537             36150
PFIZER INC.                    COM              717081103     3367   192734 SH       SOLE                   170734             22000
PLUM CREEK TIMBER              COM              729251108     6755   158165 SH       SOLE                   116990             41175
PROGRESSIVE CORP               COM              743315103      726    38800 SH       SOLE                    38800
ROYAL DUTCH SHELL PLC ADR      COM              780259206     1333    16310 SH       SOLE                    16310
TELOVAX CORP                   COM              87972W100        3    67000 SH       SOLE                    67000
TEXAS PACIFIC LAND TRUST       COM              882610108     7088   133105 SH       SOLE                   102205             30900
US BANCORP                     COM              902973304      347    12426 SH       SOLE                    12426
VULCAN MATERIALS               COM              929160109     6338   106015 SH       SOLE                    81315             24700
WEATHERFORD INTL               COM              g95089101      536    10800 SH       SOLE                    10800
WINNEBAGO INDUSTRIES           COM              974637100     2238   219663 SH       SOLE                   177963             41700
WYETH                          COM              983024100      496    10350 SH       SOLE                    10150               200
S&P 500 DEPOSITORY RECEIPTS                     78462F103     1476    11530 SH       SOLE                    11530
JACOB INTERNET FUND                             469787105       25 11690.857SH       SOLE                11690.857
BERKSHIRE HATHAWAY INC                          084670108     5192       43 SH       SOLE                       43
BERKSHIRE HATHAWAY INC CL B                     084670207      273       68 SH       SOLE                       68
         TOTAL                                             239,177
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